Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Term Loans	Drawn	December 31,
	Amount	2021	2022
Issued in November 2021 maturing in November 2026 (“term loan A”)	28,000,000	28,000,000	23,196,000

Issued in September 2022 maturing in September 2026 (“term loan B”)	17,000,000	—	16,450,000

Issued in November 2022 maturing in November 2027 (“term loan C”)	30,792,500	—	30,792,500

Total		28,000,000	70,438,500
Current portion of long-term debt		4,804,000	10,324,000
Long-term debt		23,196,000	60,114,500

Total debt		28,000,000	70,438,500
Current portion of deferred finance charges		56,384	147,462
Deferred finance charges non-current		107,029	326,577

Total deferred finance charges		163,413	474,039

Total debt		28,000,000	70,438,500
Less: Total deferred finance charges		163,413	474,039

Total debt, net of deferred finance charges		27,836,587	69,964,461
Less: Current portion of long-term debt, net of current portion of deferred finance charges		4,747,616	10,176,538

Total long – term debt		23,088,971	59,787,923

Summary of Annual Principal Payments Loan
The annual principal payments to be made, for the abovementioned loan, after December 31, 2022 are as follows:

December 31,	Amount
2023	10,324,000
2024	10,324,000
2025	10,324,000
2026	21,954,000
2027	17,512,500
Total	70,438,500